NOTE 10 - DERIVATIVE LIABILITY - Fair Value Measurements Using Significant Observable Inputs (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Note 10 Derivative Liabilities
Derivative, Fair Value, Net	$ 921,222		$ 1,357,787		$ 1,025,691
[custom:ResolutionOfDerivativeLiabilitiesValue]	240,258		1,792,582	708,611	$ 708,611
Debt Securities, Held-to-Maturity, Transfer, Derivative Hedge, Gain (Loss)	$ 196,307		1,706,536	$ 317,080
Debtor Reorganization Items, Write-off of Debt Issuance Costs and Debt Discounts			500,000
Embedded Derivative, Gain (Loss) on Embedded Derivative, Net			$ 943,833